RECENT ACCOUNTING PRONOUNCEMENTS (Details Narrative)	Dec. 31, 2024
Accounting Standards Update 2020-06 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2024
Change in Accounting Principle, Accounting Standards Update, Early Adopted [true false]	true
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true
Accounting Standards Update 2022-03 [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Early Adopted [true false]	false
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]	true